Income Taxes - Reconciliation of income tax provision (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2023	Dec. 02, 2021	Dec. 31, 2022
Income Taxes
Financial Designation, Predecessor and Successor [Fixed List]	Successor		Predecessor	Successor
Tax at federal statutory rate	$ (12,166)		$ (30,744)	$ (327,536)
Non-controlling interest and nontaxable income	8,359		$ 30,744	260,020
Change in valuation allowance	2,832			33,961
Investment in P3 LLC	1,550			35,147
Other reconciling items	$ (575)			270
Total income tax expense		$ 290		$ 1,862
Effective tax rate				(0.10%)